S000097582 [Member] Expense Example, No Redemption - S000097582 [Member] - C000267032 [Member]	Mar. 31, 2026 USD ($)
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	$ 36
Expense Example, No Redemption, 3 Years	$ 143